Property, Plant and Equipment - Mining assets (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine plans (term)	5 years
Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	10.30%	9.02%	10.13%
Hidden Valley | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Stripping activities	R 871	R 598
Depreciation expense, capitalised stripping costs	934	668
Transferred to mining assets	541	438
Kalgold | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Stripping activities	176	84
Depreciation expense, capitalised stripping costs	R 16	R 17
Bottom of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	9.30%	9.62%	8.90%
Top of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	12.00%	11.53%	11.10%